TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

20.	TRADE RECEIVABLES

	2024	2023

Trade receivables	6,871.9	6,225.8
Bad debt provision	(839.9)	(721.0)
Trade receivables, net	6,032.0	5,504.8
Related parties (note 30)	237.9	236.7
Total current trade receivables	6,269.9	5,741.5

The ageing of current trade receivables is as follow:

	2024			2023
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,388.1	-	5,388.1	5,129.5	-	5,129.5
Past due – within 30 days	397.2	-	397.2	283.4	-	283.4
Past due – between 31 - 60 days	189.9	-	189.9	66.3	-	66.3
Past due – between 61 - 90 days	58.8	(2.0)	56.8	33.2	(7.7)	25.5
Past due – between 91 - 180 days	70.2	(70.2)	-	6.5	(6.4)	0.1
Past due – between 181 - 360 days	77.1	(77.1)	-	46.6	(46.6)	-
Past due over 360 days	690.6	(690.6)	-	660.3	(660.3)	-
Net carrying amount as at December 31	6,871.9	(839.9)	6,032.0	6,225.8	(721.0)	5,504.8

The changes to the estimated loss on doubtful debts are as follow:

	2024	2023
Beginning balance	(721.0)	(679.1)
Effects of movements in foreign exchange in the balance sheet	(16.4)	12.3
Additions	(140.0)	(103.6)
Reversals	7.3	8.3
Write-offs	30.2	41.1
Final balance	(839.9)	(721.0)

The Company’s exposure to credit risk, currency and interest rate risk is disclosed in note 28 - Financial instruments and risks.

Accounting policies

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the unconditional consideration to be received, unless the receivables contain significant financing components, in which case they are recognized at fair value.

The Company uses the simplified approach under IFRS 9 - Financial Instruments to measure expected credit losses, whereby impairment allowances for trade receivables are measured upon initial recognition on the basis of the expected 12-month credit losses. This is primarily based on past experience of credit losses, current data on overdue receivables, and credit score information. Prospective information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, these indicators show a strong correlation with actual credit losses. Typically, trade receivables which are outstanding for more than 90 days are fully provisioned.

If the security receiving deadline is equal to or less than a year, trade receivables are categorized in current assets. Otherwise, they are disclosed in non-current assets.